Derivatives and hedging (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss to Statements of Operations
Such gains and losses were reclassified from accumulated other comprehensive income (loss) when the related expenses were incurred. These gains and losses were recorded in the consolidated statements of operations as follows:

	December 31,
	2024	2023	2022
Cost of revenue	$(15)	$336	$123
Research and development	(142)	2,015	2,640
Sales and marketing	(25)	826	1,025
General and administrative	(35)	908	294
Total	$(217)	$4,085	$4,082